RELATED PARTIES - Key Management Personnel Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party [Abstract]
Short-term employee benefits	$ 12	$ 9
Share-based compensation and other	34	53
Total compensation of key management	$ 46	$ 62